Commitments and Contingencies (Schedule of Capital Commitments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Expenditures for rights to titles and characters for games in development [Member]
Capital Commitments [Line Items]
2019	$ 6,990
2020	725
2021 and thereafter	0
Total minimum payments required	7,715
Expenditures for operating rights of licensed games with technological feasibility [Member]
Capital Commitments [Line Items]
2019	19,475
2020	1,098
2021 and thereafter	0
Total minimum payments required	20,573
Pre-film advertising slot rights [Member]
Capital Commitments [Line Items]
2019	56,396
2020	40,579
2021 and thereafter	28,186
Total minimum payments required	$ 125,161